LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

18.LOANS, FINANCING AND DEBENTURES

18.1.Breakdown by type

		Average
		annual	Current		Non-current		Total
		interest rate -	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Type	Interest rate	%	2019	2018	2019	2018	2019	2018
In foreign currency
BNDES	UMBNDES	6.6	26,307	21,577	27,620	139,940	53,927	161,517
Bonds	Fixed	5.7	640,177	216,624	27,375,673	11,189,403	28,015,850	11,406,027
Syndicated loan	LIBOR	2.7	29,268	37,546	12,269,251	11,787,588	12,298,519	11,825,134
Finnvera/EKN (“Export Credit Agencies”)	LIBOR			236,385		560,689		797,074
Financial lease	U.S.$			5,608		12,617		18,225
Export credits (ACC - pre-payment)	LIBOR/Fixed	4.1	1,965,600	1,896,717	3,162,228	274,673	5,127,827	2,171,390
Others			3,481				3,481
			2,664,833	2,414,457	42,834,772	23,964,910	45,499,604	26,379,367

In local currency
BNDES	TJLP	7.8	283,658	28,867	1,517,649	183,269	1,801,307	212,136
BNDES	TLP	9.2	18,404	—	441,233		459,637
BNDES	Fixed	5.2	39,325	26,119	77,333	95,034	116,658	121,153
BNDES	SELIC	5.9	78,458	—	718,017		796,475
FINAME	Fixed	6.6	4,781	970	9,564	2,010	14,345	2,980
BNB	Fixed	6.7	37,815	25,038	156,904	191,976	194,719	217,014
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	5.9	2,860,938	789,892	2,952,451	1,588,986	5,813,389	2,378,878
Export credit note	CDI	6.2	131,914	93,001	1,270,065	1,327,378	1,401,979	1,420,379
Rural producer Certificate	CDI	7.6	5,840	6,809	273,303	273,029	279,143	279,838
Export credits (“Pre payment”)	Fixed	6.2	77,694	—	1,312,586		1,390,280
FCO (“Central West Fund”), FDCO (“Central West Development Fund”) and FINEP	Fixed	8.0	76,596	7,725	475,905	5,135	552,501	12,860
Others (Revolving Cost, Working capital and Industrial Development Fund (“FDI”))	Fixed	0.4	954	10,467	4,558	16,930	5,513	27,397
FDIC Funds of credit rights	Fixed		—	22,054				22,054
Fair value adjustment on business combination with Fibria			(63,256)	—			(63,256)
Debentures	CDI	6.7	9,997	1,297	5,412,035	4,662,156	5,422,032	4,663,453
			3,563,118	1,012,239	14,621,603	8,345,903	18,184,722	9,358,142
			6,227,951	3,426,696	57,456,375	32,310,813	63,684,326	35,737,509

Interest on financing			886,886	345,988	136,799		1,023,685	345,988
Non-current funding			5,341,065	3,080,708	57,319,576	32,310,813	62,660,641	35,391,521
			6,227,951	3,426,696	57,456,375	32,310,813	63,684,326	35,737,509

18.2.Rollforward in loans, financing and debentures

	December 31,	December 31,
	2019	2018
Beginning balance	35,737,509	12,191,856
Amounts from the business combination with Fibria (1)	20,667,096	—
Reclassification - accounts payable from lease operations (2)	(18,225)	—
Fundraising	18,993,837	25,539,994
Business combination with PCH / FACEPA	—	79,923
Interest accrued	3,362,250	839,278
Exchange rate variation, net	1,781,562	1,457,989
Settlement of principal	(13,994,708)	(3,738,577)
Settlement of interest	(2,977,957)	(669,088)
Fair value adjustment on business combination with Fibria	(63,256)	—
Amortization of fundraising costs	185,807	36,134
Other	10,411	—
Ending balance	63,684,326	35,737,509
1)	Business combination with Fibria its subsidiaries held on January 3, 2019, Note 1.2.1.
2)	As of January 1, 2019, the lease balance was reclassified to “Accounts payable from lease operations”, due to adoption of IFRS 16 by the Company.

18.3.Breakdown by maturity – non current

	2021	2022	2023	2024	2025	2026	2027 onwards	Total
In foreign currency
BNDES - Currency basket	9,175	10,061	8,384	—	—	—	—	27,620
Bonds	762,320	—	—	2,402,437	2,379,661	2,812,354	19,018,901	27,375,673
Syndicated Loan	1,343,567	3,197,689	7,727,996	—	—	—	—	12,269,252
Export credits (ACC pre-payment)	136,320	13,143	—	2,015,350	997,414	—	—	3,162,227
	2,251,382	3,220,893	7,736,380	4,417,787	3,377,075	2,812,354	19,018,901	42,834,772

In local currency
BNDES – TJLP	269,593	265,467	266,362	239,883	292,573	169,102	14,668	1,517,649
BNDES – TLP	18,866	18,866	18,866	18,866	17,617	20,120	328,032	441,233
BNDES – Fixed	28,959	24,567	18,601	5,206	—	—	—	77,333
BNDES – Selic	76,117	73,304	96,312	88,347	210,392	173,545	—	718,017
FINAME	3,829	2,786	1,656	1,197	96	—	—	9,564
BNB	35,285	33,201	35,285	33,001	10,285	9,847	—	156,904
CRA (“Agribusiness Receivables Certificates”)	—	1,512,680	1,439,771	—	—	—	—	2,952,451
Export credit note	—	—	—	—	640,800	629,265	—	1,270,065
Rural producer certificate	—	—	—	—	137,500	135,803	—	273,303
Export credits (“Pre payment”)	—	—	—	1,312,586	—	—	—	1,312,586
FCO (“Central West Fund”), FDCO (“Central West Development Fund”) and FINEP	67,986	67,986	67,986	67,989	67,986	67,986	67,986	475,905
Others (Revolving costs, working capital, FIDC and FDI)	4,559	—	—	—	—	—	—	4,559
Debentures	—	—	—	—	2,340,550	2,324,307	747,178	5,412,035
	505,194	1,998,857	1,944,839	1,767,075	3,717,799	3,529,975	1,157,864	14,621,603
	2,756,576	5,219,750	9,681,219	6,184,862	7,094,874	6,342,329	20,176,765	57,456,375

18.4.Breakdown by currency

	December 31,	December 31,
	2019	2018
Brazilian Reais	17,362,903	9,358,142
U.S. Dollar	45,460,138	26,217,850
Selic (1)	807,358	—
Currency basket	53,927	161,517
	63,684,326	35,737,509
1)

Contractual definition of currency in contracts with Brazilian National Bank for Economic and Social Development (“Banco Nacional de Desenvolvimento Econômico e Social or “BNDES”) that are in Brazilian Reais plus SELIC interest.

18.5.Fundraising costs

The fundraising costs are amortized based on terms agreements and effective interest rate.

			Balance to be amortized
			December 31,	December 31,
Nature	Cost	Amortization	2019	2018
Bonds	343,642	129,297	201,467	67,189
CRA and NCE	125,222	73,508	47,443	20,195
Import (“ECA”)	101,811	101,811	—	16,235
Syndicated Loan	72,774	33,209	40,382	30,552
Debentures	21,592	4,674	19,065	18,944
BNDES (“IOF”) (1)	53,730	13,702	38,447	—
Others	18,147	8,381	4,590	3,188
	736,918	364,582	351,394	156,303
1)	Tax on Financial Operations

18.6.Relevant operations settled in the year

18.6.1.Early settlement of CRA’s

On January 3, 2019, the Company settled the amount of R$878,573 of two series of CRA’s, with original maturities in 2021 and 2023 and a cost of 99% of CDI and IPCA + 4.5055% p.a. This settlement refers to the two of the nine series that were not obtained prior approval of the holders of the Certificates for the business combination between the Companies.

18.6.2.BNDES

On March 15, 2019, the Company carried out the early settled of R$299,682 with the BNDES, comprising an installment to be amortized from the balance of the outstanding debt plus the corresponding remuneration up to the payment date.

18.6.3. Export prepayment ("PPE")

On June 17, 2019, the Company, through its subsidiary Suzano International Trade GmbH (former Fibria International Trade GmbH), voluntarily prepaid the amount of U.S.$631,138 (equivalent to R$2,454,443), related to an export prepayment agreement, with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in 2022.

On June 18, 2019, the Company, through its subsidiary Suzano International Trade GmbH (former Fibria International Trade GmbH, voluntarily prepaid the amount of U.S.$156,032 (equivalent to R$ 602,410), related to an export prepayment agreement, with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in October 2022.

18.6.4.Finnvera

On April 29 and April 30, 2019, the Company voluntarily prepaid U.S.$208,400 (equivalent to R$822,200) related to certain financing agreements that were guaranteed by the export credit agencies Finnvera and EKN.

On June 17, 2019, the Company voluntarily prepaid the outstanding amount of U.S.$378,471 (equivalent to R$1,473,114) related to certain financing agreements that were guaranteed by the export credit agency Finnvera initially contracted in May 2016, which maturity date was 2025.

18.6.5.Debentures

On March 27, 2019, the Company made the partial optional extraordinary amortization on the balance of the nominal unit value of all the debentures of this 7th issue, upon payment of the total amount of R$2,056,173, comprising an installment to be amortized balance of the nominal unit value of all debentures plus the corresponding remuneration.

On May 31, 2019, the Company redeemed in full its unsecured debentures of its 7th issuance, non-convertible into shares, with maturity on January 7, 2020, by paying the total outstanding amount of R$2,019,587, comprising the total balance of the face value per unit of the totality of the debentures of such issuance plus the corresponding remuneration.

18.7.Relevant operations contracted in the year

18.7.1.Senior Notes (“Notes 2029”)

On January 29, 2019, the Company, through its subsidiary Suzano Austria GmbH, reopened the Senior Notes 2029 with the additional issue of debt securities in the amount of U.S.$750,000 (equivalent to R$2,874,150). The notes mature in January 2029 and were issued with interest of 5.465% p.a., which will be paid semiannually. This transaction is fully and unconditionally guaranteed by Suzano S.A.

18.7.2.Export prepayment contracts ("PPE")

On February 25, 2019, the Company entered into an export prepayment agreement in the amount of R$738,800, with annual interest payment of 8.35% p.a. and maturing in 2024.

On June 14, 2019, the Company, through its wholly-owned subsidiary Fibria International Trade GmbH, entered into a syndicated export prepayment transaction in the amount of U.S.$ 750,000 (equivalent to R$2,910,975), with a term of six years and grace period of five years. This transaction is fully and unconditionally guaranteed by Suzano S.A.

On June 14, 2019, the Company entered into an export prepayment agreement in the amount of R$578,400, with annual interest payment of 7.70% p.a. and maturing in 2024.

18.7.3.Senior Notes ("Notes 2047")

On May 21, 2019, the Company, through its subsidiary Suzano Austria GmbH, issued an additional amount of U.S.$250,000 (equivalent to R$1,020,250) of its 7.00% Senior Notes due 2047, with yield at the rate of 6.245% p.a. and spread at the rate of 7.0% p.a., to be paid semiannually, in March and September, with maturity on March 16, 2047. This transaction is fully and unconditionally guaranteed by Suzano S.A.

18.7.4.Senior Notes ("Notes 2030")

On May 21, 2019, the Company, through its subsidiary Suzano Austria GmbH, issued an aggregate amount of U.S.$1,000,000 (equivalent to R $4,081,000) of 5.00% Senior Notes due 2030, with yield at the rate of 5.18% p.a. and spread at the rate of 5.0% p.a., to be paid semiannually, in January and July, with maturity on January 15, 2030. This transaction is fully and unconditionally guaranteed by Suzano S.A.

18.7.5. BNDES

On May 17, 2019, BNDES released funds to the Company in the amount of R$108,050, with interest rates varying from Long Term Rate (“TLP”) plus interest rate of 0.96% p.a. to 1.44% p.a. to be paid from 2020 to 2028. The resources were applied to projects in the industrial, social and technological innovation areas.

On December 17, 2019, BNDES released funds to the Company in the amount of R$300,000, with interest rates of Long-Term Rate (“TLP”) plus interest rate 1.77% p.a. with maturity date on 2034. The resources were applied to projects in the forestry areas.

18.7.6.Debentures

On January 7, 2019, the Company issued R$4,000,000 in 7th issue, single series, non-convertible shares, due in January 2020 and with interest rates of 103% up to 112% of the CDI rate.

On October 17, 2019, the Company issued 750,000, not-convertible into shares, unsecured, single series in the amount of R$750,000, with maturity date on September 15, 2028 and interest rate of 100% of CDI plus spread of 1.20% p.a.

18.7.7.Advances on foreign exchange contracts (“ACC”), Advances on foreign exchange delivered (“ACE”) and Export prepayment (“PPE”)

Between October 21 and December 3, 2019, the Company entered into 10 ACCs, ACEs and PPEs agreements for a total of U.S.$450,000 (equivalent to R$1,868,743), with a maturity of up to 1 year. These transactions is fully and unconditionally guaranteed by Suzano S.A.

18.7.8.Revolving Credit Facility

On February 20, 2019, the Company, through its wholly-owned subsidiaries Suzano Austria GmbH and Suzano Pulp and Paper Europe SA, entered into a syndicated Revolving Credit Facility agreement in the amount of US$500,000 (equivalent to R$1,855,000), with a term of 5 years. This transaction is fully and unconditionally guaranteed by Suzano S.A.

18.8.Guarantees

Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment are offered by the Company, as disclosed in Note 15.1.

The Company does not have contracts with restrictive financial clauses (financial covenants) to be complied with.